CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands	PREFERRED SHARES [Member]	COMMON SHARES [Member]	ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME [Member]	NONCONTROLLING INTERESTS [Member]	Total	Preferred Class A [Member] PREFERRED SHARES [Member]	Preferred Class A [Member] ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME [Member]	Preferred Class A [Member]	Preferred Class B [Member] ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME [Member]	Preferred Class B [Member]
Balance at Apr. 30, 2010		$ 583,618	$ (201,412)	$ 145,592	$ 555,115	$ 27,317
Balance, shares (in shares) at Apr. 30, 2010	1,150	75,805
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			20,082	4,282	24,364
Distributions - common shares and units			(53,861)	(13,803)	(67,664)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment and share purchase plan		14,548			14,548
Distribution reinvestment and share purchase plan (in shares)		1,706
Shares issued		16,676			16,676
Shares issued, shares (in shares)		2,004
Partnership units issued				4,996	4,996
Redemption of units for common shares		6,905		(6,905)	0
Redemption of units for common shares, shares (in shares)		1,009
Adjustments to redeemable noncontrolling interests		370			370
Other		(181)		(1,562)	(1,743)
Other, shares (in shares)		(1)
Balance at Apr. 30, 2011	27,317	621,936	(237,563)	132,600	544,290
Balance, shares (in shares) at Apr. 30, 2011	1,150	80,523
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			8,212	1,482	9,694
Distributions - common shares and units			(46,654)	(11,102)	(57,756)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment and share purchase plan		34,345			34,345
Distribution reinvestment and share purchase plan (in shares)		4,796
Shares issued		24,870			24,870
Shares issued, shares (in shares)		3,398
Partnership units issued				8,055	8,055
Redemption of units for common shares		3,454		(3,454)	0
Redemption of units for common shares, shares (in shares)		759
Other		(556)		4,693	4,137
Other, shares (in shares)		(2)
Balance at Apr. 30, 2012	27,317	684,049	(278,377)	132,274	565,263
Balance, shares (in shares) at Apr. 30, 2012	1,150	89,474
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			25,530	4,442	29,972
Distributions - common shares and units			(48,265)	(10,985)	(59,250)
Distributions - preferred shares							(2,372)	(2,372)	(6,857)	(6,857)
Distribution reinvestment and share purchase plan		43,123			43,123
Distribution reinvestment and share purchase plan (in shares)		5,290
Shares issued		55,846			55,846
Shares issued, shares (in shares)		6,409
Series B preferred shares issued	111,357				111,357
Series B preferred shares issued, in shares	4,600
Partnership units issued				12,632	12,632
Redemption of units for common shares		1,551		(1,551)	0
Redemption of units for common shares, shares (in shares)		317
Contributions from noncontrolling interests - consolidated real estate entities				12,415	12,415
Other		(115)		(633)	(748)
Other, shares (in shares)		(2)
Balance at Apr. 30, 2013	$ 138,674	$ 784,454	$ (310,341)	$ 148,594	$ 761,381
Balance, shares (in shares) at Apr. 30, 2013	5,750	101,488